Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)
$ in Thousands
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents	$ 23,856	$ 33,905	$ 2,927	$ 32,049
Restricted cash	57	34,833	35,000	52,860
Restricted cash in other noncurrent assets	0	0	0	125
Cash, cash equivalents and restricted cash	$ 23,913	$ 68,738	$ 37,927	85,034
Predecessor
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents				32,049	$ 30,483	$ 1,023
Restricted cash				125	128	128
Restricted cash in other noncurrent assets				52,860	197,793	250,359
Cash, cash equivalents and restricted cash				$ 85,034	$ 228,404	$ 251,510